Document and Entity Information	0 Months Ended
Oct. 17, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 17, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 17, 2014
Document Effective Date	Oct. 17, 2014
Prospectus Date	Mar. 31, 2014
Pzena Mid Cap Focused Value Fund | Investor Class
Risk/Return:
Trading Symbol	PZVMX
Pzena Mid Cap Focused Value Fund | Institutional Class
Risk/Return:
Trading Symbol	PZIMX
Pzena Emerging Markets Focused Value Fund | Investor Class
Risk/Return:
Trading Symbol	PZVEX
Pzena Emerging Markets Focused Value Fund | Institutional Class
Risk/Return:
Trading Symbol	PZIEX
Pzena Long/Short Value Fund | Investor Class
Risk/Return:
Trading Symbol	PZVLX
Pzena Long/Short Value Fund | Institutional Class
Risk/Return:
Trading Symbol	PZILX